Restructuring Liabilities - Summary of Changes in Restructuring Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	$ 118,844	$ 56,881	$ 71,218	$ 77,298
Current period charges	55,411	175,785	106	7,636
Change in estimate	(16,737)	(4,196)	(1,736)	(1,110)
Payments and usage-net of accretion	(59,425)	(109,626)	(12,707)	(12,606)
Balance at end of period	98,093	118,844	56,881	71,218
Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	118,634	56,450	69,072	74,121
Current period charges	52,848	175,749	106	7,308
Change in estimate	(16,737)	(4,196)	(584)	(480)
Payments and usage-net of accretion	(57,455)	(109,369)	(12,144)	(11,877)
Balance at end of period	97,290	118,634	56,450	69,072
Facility Closing Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	210	431	2,146	3,177
Current period charges	2,563	36		328
Change in estimate			(1,152)	(630)
Payments and usage-net of accretion	(1,970)	(257)	(563)	(729)
Balance at end of period	$ 803	$ 210	$ 431	$ 2,146